PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio Investment Objectives and Goals - PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	Jun. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek capital appreciation.